Consolidated Balance Sheet (Parenthetical - equity) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
AIG shareholders' equity (see Note 1):
Preferred stock, par value (in dollars per share)	$ 5.00
Common stock, par value (in dollars per share)	$ 2.50	$ 2.50
Common stock, shares authorized	5,000,000,000	5,000,000,000
Common stock, shares issued	1,906,568,099	147,124,067
Treasury stock, shares of common stock	9,746,617	6,660,908
Noncontrolling interests, other, portion associated with businesses held for sale (in dollars)		$ 204
Common Stock
AIG shareholders' equity (see Note 1):
Common stock, shares issued	1,906,568,099	147,124,067
Series E | Preferred Stock
AIG shareholders' equity (see Note 1):
Preferred stock, par value (in dollars per share)	$ 5.00	$ 5.00
Preferred stock, shares issued		400,000
Series F | Preferred Stock
AIG shareholders' equity (see Note 1):
Preferred stock, par value (in dollars per share)	$ 5.00	$ 5.00
Preferred stock, shares issued		300,000
Preferred stock, aggregate liquidation value (in dollars)		7,543.0
Series C | Preferred Stock
AIG shareholders' equity (see Note 1):
Preferred stock, par value (in dollars per share)	$ 5.00	$ 5.00
Preferred stock, shares issued		100,000
Preferred stock, aggregate liquidation value (in dollars)		$ 0.5
Series G | Preferred Stock
AIG shareholders' equity (see Note 1):
Preferred stock, par value (in dollars per share)	$ 5.00
Series D | Preferred Stock
AIG shareholders' equity (see Note 1):
Preferred stock, par value (in dollars per share)	$ 5.00